Disclosures about Fair Value of Assets - Quantitative information about unobservable inputs used in nonrecurring level 3 fair value measurements (Details 2) - Significant Unobservable Inputs (Level 3) - USD ($)
	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Collateral-dependent impaired loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on nonrecurring basis	$ 1,049,668	$ 1,157,329
Valuation Technique	Market comparable properties	Market comparable properties
Unobservable Inputs	Marketability discount	Marketability discount
Collateral-dependent impaired loans | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketability discount	20.00%	20.00%
Collateral-dependent impaired loans | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketability discount	30.00%	30.00%
Collateral-dependent impaired loans | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketability discount	25.00%	25.00%
Mortgage servicing rights
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value on nonrecurring basis		$ 552,827
Valuation Technique		Discounted cash flow
Unobservable Inputs		Discount rate PSA standard prepayment model rate
Mortgage servicing rights | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate		9.00%
PSA standard prepayment model rate		104.00%
Mortgage servicing rights | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate		13.50%
PSA standard prepayment model rate		300.00%
Mortgage servicing rights | Weighted Average
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Discount rate		10.25%
PSA standard prepayment model rate		153.00%